Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	£ 16,378	£ 16,143	£ 7,060	£ 2,191	£ 26	£ 110	£ 2	£ 6,754	£ 235
Profit after tax	1,423	1,406						1,406	17
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(20)	(20)			(20)
- Cash flow hedges	(1,226)	(1,226)				(1,226)
- Pension remeasurement	(456)	(456)						(456)
- Own credit adjustment	20	20						20
Total other comprehensive (expense)/income net of tax	(1,682)	(1,682)			(20)	(1,226)		(436)
Total comprehensive income/(expense)	(259)	(276)			(20)	(1,226)		970	17
Issue of other equity instruments	750	750		750
Disposal of non-controlling interests	(235)								(235)
Repurchase of other equity instruments	(750)	(750)		(745)				(5)
Dividends on ordinary shares	(1,013)	(1,013)						(1,013)
Dividends on other equity instruments	(143)	(143)						(143)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Dec. 31, 2022	14,711	14,711	7,060	2,196	6	(1,116)	2	6,563	0
Profit after tax	1,596	1,596						1,596
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)	(11)			(11)
- Cash flow hedges	782	782				782
- Pension remeasurement	(431)	(431)						(431)
- Own credit adjustment	(11)	(11)						(11)
Total other comprehensive (expense)/income net of tax	329	329			(11)	782		(442)
Total comprehensive income/(expense)	1,925	1,925			(11)	782		1,154
Other	1	1						1
Dividends on ordinary shares	(1,538)	(1,538)						(1,538)
Dividends on other equity instruments	(133)	(133)						(133)
Ending balance at Dec. 31, 2023	14,966	14,966	7,060	2,196	(5)	(334)	2	6,047	0
Profit after tax	950	950						950
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)	(11)			(11)
- Cash flow hedges	23	23				23
- Pension remeasurement	(289)	(289)						(289)
- Own credit adjustment	(12)	(12)						(12)
Total other comprehensive (expense)/income net of tax	(289)	(289)			(11)	23		(301)
Total comprehensive income/(expense)	661	661			(11)	23		649
Issue of other equity instruments	400	400		400
Repurchase of other equity instruments	(500)	(500)		(496)				(4)
Dividends on ordinary shares	(1,295)	(1,295)						(1,295)
Dividends on other equity instruments	(139)	(139)						(139)
Ending balance at Dec. 31, 2024	£ 14,093	£ 14,093	£ 7,060	£ 2,100	£ (16)	£ (311)	£ 2	£ 5,258	£ 0